Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
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Schedule of Subsidiaries, VIE and VIE's Subsidiaries

As of December 31, 2016, details of the Company’s subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of economic ownership
Subsidiaries
Momo Technology HK Company Limited (“Momo HK”)	December 5, 2011	Hong Kong	100%
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)	March 9, 2012	PRC	100%
Momo Technology Overseas Holding Company Limited (“Momo BVI”)	March 5, 2014	BVI	100%
Momo Information Technologies Corp. (“Momo US”)	March 7, 2014	US	100%
VIE
Beijing Momo Technology Co., Ltd. (“Beijing Momo”)	July 7, 2011	PRC	N/A	*
VIE’s subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”)	May 9, 2013	PRC	N/A	*
Shanghai Momo Technology Co., Ltd. (“Shanghai Momo”)	January 19, 2015	PRC	N/A	*
Chengdu Biyou Technology Co., Ltd. (“Chengdu Biyou”)	October 16, 2015	PRC	N/A	*
Tianjin Heer Technology co., ltd (“Tianjin Heer”)	March 7, 2016	PRC	N/A	*
Momo Pictures Co., Ltd.	November 11, 2016	PRC	N/A	*
QOOL Media (Tianjin) Co., Ltd	November 16, 2016	PRC	N/A	*

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions

The following consolidated financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2015	2016
Cash and cash equivalents	$60,526	$36,855
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2015 and 2016, respectively	14,896	36,078
Amount due from related parties	1,175	88
Prepaid expenses and other current assets	9,495	20,613
Deferred tax assets, current	—	72

Total current assets	86,092	93,706

Property and equipment, net	1,538	1,854
Rental deposits	244	325
Other non-current assets	—	2,593
Long term investments	19,318	26,541
Deferred tax assets, non-current	—	208

Total assets	107,192	125,227

Accounts payable	9,040	36,812
Deferred revenue	28,274	41,277
Accrued expenses and other current liabilities	1,954	6,632
Amounts due to related parties	—	1,510
Income tax payable	—	3,881

Total current liabilities	39,268	90,112

Total liabilities	$39,268	$90,112

	For the years ended December 31,
	2014	2015	2016
Net revenues	$44,755	$133,988	$553,098
Net income	$32,945	$118,404	$340,366
Net cash provided by operating activities	$40,383	$124,786	$360,433
Net cash used in investing activities	$(1,921)	$(19,435)	$(11,027)
Net cash used in financing activities	$—	$—	$—